Financial instruments (Details 11) (CHF) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,597	4,818
Redeemable	4,297	5,278
Total fair value	8,894	10,096
Unfunded commitments	1,273	1,677
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	1,958	2,248
Redeemable attributable to non-controlling interest	107	91
Unfunded commitments attributable to non-controlling interest	418	540
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10	10
Fair value of investments valued at an amount other than net asset value where it is probable they will be sold	576
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	179	85
Redeemable	3,737	4,847
Total fair value	3,916	4,932
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	127	45
Redeemable	38	61
Total fair value	165	106
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	52	40
Redeemable	3,810	4,864
Total fair value	3,862	4,904
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	57.00%	46.00%
Percentage of investment subject to monthly redemption	13.00%	17.00%
Percentage of investment subject to quarterly redemption	13.00%	19.00%
Percentage of investment subject to annual redemption	17.00%	18.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(111)	(78)
Total fair value	(111)	(78)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,418	4,733
Redeemable	560	431
Total fair value	4,978	5,164
Unfunded commitments	1,273	1,677
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	75	67
Redeemable	560	431
Total fair value	635	498
Unfunded commitments	203	274
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	19.00%	10.00%
Percentage of investment subject to monthly redemption	0.00%
Percentage of investment subject to quarterly redemption	66.00%	72.00%
Percentage of investment subject to annual redemption	11.00%	17.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,958	4,306
Redeemable	0	0
Total fair value	3,958	4,306
Unfunded commitments	1,070	1,403
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	385	360
Redeemable	0	0
Total fair value	385	360
Unfunded commitments	0	0
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	69	58
Redeemable	364	268
Total fair value	433	326
Unfunded commitments	157	219
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	97	9
Redeemable	0	0
Total fair value	97	9
Unfunded commitments	17	18
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	4
Redeemable	43	50
Total fair value	46	54
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,633	3,136
Redeemable	0	0
Total fair value	2,633	3,136
Unfunded commitments	724	954
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	382	338
Redeemable	0	0
Total fair value	382	338
Unfunded commitments	131	200
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	5
Redeemable	153	113
Total fair value	156	118
Unfunded commitments	46	55
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	846	823
Redeemable	0	0
Total fair value	846	823
Unfunded commitments	198	231
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,494	4,655
Redeemable	4,297	5,278
Total fair value	8,791	9,933
Unfunded commitments	1,272	1,675
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	1,958	2,248
Redeemable attributable to non-controlling interest	107	91
Unfunded commitments attributable to non-controlling interest	418	540
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10	10
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	179	85
Redeemable	3,737	4,847
Total fair value	3,916	4,932
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	127	45
Redeemable	38	61
Total fair value	165	106
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	52	40
Redeemable	3,810	4,864
Total fair value	3,862	4,904
Unfunded commitments	0	0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	57.00%	46.00%
Percentage of investment subject to monthly redemption	13.00%	17.00%
Percentage of investment subject to quarterly redemption	13.00%	19.00%
Percentage of investment subject to annual redemption	17.00%	18.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	(111)	(78)
Total fair value	(111)	(78)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4,315	4,570
Redeemable	560	431
Total fair value	4,875	5,001
Unfunded commitments	1,272	1,675
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	75	67
Redeemable	560	431
Total fair value	635	498
Unfunded commitments	203	274
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	19.00%	10.00%
Percentage of investment subject to monthly redemption	0.00%	0.00%
Percentage of investment subject to quarterly redemption	66.00%	72.00%
Percentage of investment subject to annual redemption	11.00%	17.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3,855	4,143
Redeemable	0	0
Total fair value	3,855	4,143
Unfunded commitments	1,069	1,401
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	385	360
Redeemable	0	0
Total fair value	385	360
Unfunded commitments	0	0
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	68	58
Redeemable	365	268
Total fair value	433	326
Unfunded commitments	157	219
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	97	9
Redeemable	0	0
Total fair value	97	9
Unfunded commitments	17	18
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	3	4
Redeemable	43	50
Total fair value	46	54
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2,530	2,973
Redeemable	0	0
Total fair value	2,530	2,973
Unfunded commitments	723	952
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	382	338
Redeemable	0	0
Total fair value	382	338
Unfunded commitments	131	200
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	4	5
Redeemable	152	113
Total fair value	156	118
Unfunded commitments	46	55
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	846	823
Redeemable	0	0
Total fair value	846	823
Unfunded commitments	198	231